MD&A - Capital management (Detail 1) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity [Table]
Total IFRS equity	$ 57,218	$ 61,002	$ 59,765	$ 54,675
UBS AG
Entity [Table]
Total IFRS equity	$ 56,940	$ 58,442	$ 58,073	$ 53,896